Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) £ in Thousands	Dec. 31, 2019 GBP (£)
Disclosure of maturity analysis of operating lease payments [line items]
Non cancellable operating leases	£ 552
Within one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Non cancellable operating leases	£ 552